Investments in debt securities held to maturity (Details Narrative) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended	7 Months Ended	8 Months Ended
	Dec. 03, 2025	Feb. 17, 2026	Apr. 28, 2025	Feb. 07, 2025	Jun. 25, 2025	Jul. 22, 2025	Aug. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Debt Securities								$ 25,233	$ 25,230
Investments in debt securities								15,141	0
Proceeds from Sale and Maturity of Held-to-Maturity Securities	$ 5,000	$ 10,000	$ 5,000
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity, Allocated and Single Maturity Date								40,374	$ 25,230
Debt Securities, Held-to-Maturity, Amortized Cost, Current								15,141
Debt Securities, Held-to-Maturity, Amortized Cost, Non-Current								$ 25,233
Five year investment 2025 [Member]
Marketable Securities [Line Items]
Investments in debt securities				$ 10,000
interest income frequence receipt				quarterly basis on the 14th day of February, May, August and November in each year from, and including, May 14, 2025, to, and including, August 14, 2030
Seven year investment 2025 [Member]
Marketable Securities [Line Items]
Investments in debt securities					$ 5,000
interest income frequence receipt					quarterly basis on the 2nd day of July, October, January and April in each year from, and including, October 2, 2025, to, and including, July 2, 2032
Seven year investment 2025 I [Member]
Marketable Securities [Line Items]
Investments in debt securities						$ 5,000
interest income frequence receipt						quarterly basis on the 29th day of July, October, January and April in each year from, and including, October 29, 2025, to, and including, July 29, 2032
Seven year investment 2025 II [Member]
Marketable Securities [Line Items]
Investments in debt securities							$ 5,000
interest income frequence receipt							quarterly basis on the 3rd day of September, December, March and June in each year from, and including, December 3, 2025, to, and including, September 3, 2032